LEASES (Tables)	9 Months Ended
Sep. 30, 2024
Leases
Schedule of operating lease

Operating leases	September 30, 2024	December 31, 2023
Assets
ROU operating lease assets	$461,618	$496,685

Liabilities
Current portion of operating lease	80,400	80,400
Operating lease, net of current portion	459,709	496,335
Total operating lease liabilities	$540,109	$576,735

Schedule of weighted average remaining lease term and discount rate

Operating leases	September 30, 2024	December 31, 2023
Weighted average remaining lease term (years)	7.50	7.75
Weighted average discount rate	6.00%	6.00%